Equity - Summary of Other Reserves Within Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (4,769,387)	[1]	$ (4,750,937)	[1]	$ (4,474,626)
Other reserves, Changes	3,038,214		(18,450)		(276,311)
Other reserves, Ending balance	(1,731,173)		(4,769,387)	[1]	(4,750,937)	[1]
Translation Reserve [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(1,196,466)		(719,953)		(591,742)
Other reserves, Changes	1,726,787		(476,513)		(128,211)
Other reserves, Ending balance	530,321		(1,196,466)		(719,953)
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(161,411)		(616,249)		(459,844)
Other reserves, Changes	158,996		454,838		(156,405)
Other reserves, Ending balance	(2,415)		(161,411)		(616,249)
Financial assets at fair value through other comprehensive income [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	4		4		4
Other reserves, Changes	(2)
Other reserves, Ending balance	2		4		4
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(3,411,514)		(3,414,739)		(3,423,044)
Other reserves, Changes	1,152,433		3,225		8,305
Other reserves, Ending balance	$ (2,259,081)		$ (3,411,514)		$ (3,414,739)

[1]	See Note 3.